Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 14, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Charge-back accruals	$ 2,582		$ 2,582		$ 2,373	$ 1,790
LIFO inventory value exceeds	0		$ 0		$ 11,930	8,158
Amortization period			11 years 10 months 25 days		10 years 7 months 6 days
Advertising and promotion costs					$ 11,027	$ 10,611
Vendor 1 [Member]
Concentration risk, percentage					28.90%	31.90%
Vendor 2 [Member]
Concentration risk, percentage					27.00%	25.30%
Vendor 3 [Member]
Concentration risk, percentage					21.30%	15.50%
Vendor 4 [Member]
Concentration risk, percentage					15.00%	15.30%
Successor [Member]
Advertising and promotion costs	$ 357
Successor [Member] | Vendor 1 [Member]
Concentration risk, percentage	40.10%
Successor [Member] | Vendor 2 [Member]
Concentration risk, percentage	27.70%
Successor [Member] | Vendor 3 [Member]
Concentration risk, percentage	11.50%
Successor [Member] | Vendor 4 [Member]
Concentration risk, percentage	11.30%
Successor [Member] | Manufacturer and Customer Relationships [Member]
Amortization period	12 years
Predecessor [Member]
Advertising and promotion costs		$ 2,624		$ 3,255
Predecessor [Member] | Vendor 1 [Member]
Concentration risk, percentage		36.10%		32.60%
Predecessor [Member] | Vendor 2 [Member]
Concentration risk, percentage		21.40%		22.70%
Predecessor [Member] | Vendor 3 [Member]
Concentration risk, percentage		18.20%		21.60%
Predecessor [Member] | Vendor 4 [Member]
Concentration risk, percentage		16.10%		17.00%
Predecessor [Member] | Customer Relationships [Member]
Impairment of intangible assets					$ 0
Minimum [Member] | Manufacturer Relationships [Member]
Amortization period					13 years
Minimum [Member] | Predecessor [Member] | Manufacturer Relationships [Member]
Amortization period		13 years
Maximum [Member] | Manufacturer Relationships [Member]
Amortization period					18 years
Maximum [Member] | Predecessor [Member] | Manufacturer Relationships [Member]
Amortization period		18 years
Building and Building Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life					15 years
Building and Building Improvements [Member] | Minimum [Member] | Successor [Member]
Property, plant and equipment, useful life	2 years
Building and Building Improvements [Member] | Minimum [Member] | Predecessor [Member]
Property, plant and equipment, useful life		15 years
Building and Building Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life					20 years
Building and Building Improvements [Member] | Maximum [Member] | Successor [Member]
Property, plant and equipment, useful life	26 years
Building and Building Improvements [Member] | Maximum [Member] | Predecessor [Member]
Property, plant and equipment, useful life		20 years
Vehicles and Equipment [Member] | Minimum [Member] | Successor [Member]
Property, plant and equipment, useful life	2 years
Vehicles and Equipment [Member] | Minimum [Member] | Predecessor [Member]
Property, plant and equipment, useful life		2 years
Vehicles and Equipment [Member] | Maximum [Member] | Successor [Member]
Property, plant and equipment, useful life	12 years
Vehicles and Equipment [Member] | Maximum [Member] | Predecessor [Member]
Property, plant and equipment, useful life		7 years